SEGMENT INFORMATION	12 Months Ended
Jan. 02, 2016
Segment Information
Segment Information

NOTE 15. SEGMENT INFORMATION

Segment Reporting

        We have the following operating and reportable segments:

•

Pressure-sensitive Materials – manufactures and sells pressure-sensitive labeling technology and materials, films for graphic and reflective applications, performance polymers (largely adhesives used to manufacture pressure-sensitive materials), and performance tapes;

•

Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Vancive Medical Technologies – manufactures an array of pressure-sensitive adhesive products for surgical, wound care, ostomy, and electromedical applications.

        Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we do not produce and review such information internally. As our reporting structure is not organized or reviewed internally by country, results by individual country are not provided.

        Financial information from continuing operations by reportable segment is set forth below:

(In millions)	2015	2014	2013

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,373.7	$4,658.1	$4,455.0
Retail Branding and Information Solutions	1,520.3	1,591.6	1,611.1
Vancive Medical Technologies	72.9	80.6	73.9

Net sales to unaffiliated customers	$5,966.9	$6,330.3	$6,140.0

Intersegment sales
Pressure-sensitive Materials	$60.9	$63.2	$64.6
Retail Branding and Information Solutions	1.9	2.4	2.4
Vancive Medical Technologies	4.9	9.6	3.6

Intersegment sales	$67.7	$75.2	$70.6

Income from continuing operations before taxes
Pressure-sensitive Materials	$496.6	$434.4	$442.8
Retail Branding and Information Solutions	70.0	87.9	81.7
Vancive Medical Technologies	(4.5)	(11.7)	(8.3)
Corporate expense	(92.7)	(86.5)	(89.3)
Interest expense	(60.5)	(63.3)	(60.9)

Income from continuing operations before taxes	$408.9	$360.8	$366.0

Capital expenditures
Pressure-sensitive Materials	$83.2	$110.5	$81.1
Retail Branding and Information Solutions	52.9	39.6	42.4
Vancive Medical Technologies	2.8	2.1	1.2

Capital expenditures	$138.9	$152.2	$124.7

Depreciation and amortization expense
Pressure-sensitive Materials	$111.5	$116.0	$113.5
Retail Branding and Information Solutions	73.1	81.4	86.7
Vancive Medical Technologies	3.7	4.2	4.1

Depreciation and amortization expense	$188.3	$201.6	$204.3

Other expense, net by reportable segment
Pressure-sensitive Materials	$16.3	$41.6	$10.8
Retail Branding and Information Solutions	45.9	22.0	20.0
Vancive Medical Technologies	3.6	4.2	.1
Corporate	2.5	.4	5.7

Other expense, net	$68.3	$68.2	$36.6

Other expense, net by type
Restructuring charges:
Severance and related costs	$52.5	$54.7	$27.2
Asset impairment charges and lease and other contract cancellation costs	7.0	11.4	13.1
Other items:
Charitable contribution to Avery Dennison Foundation	–	–	10.0
Indefinite-lived intangible asset impairment charge	–	3.0	–
Gains on sales of assets	(1.7)	(2.5)	(17.8)
Net loss (gain) from curtailment and settlement of pension obligations	.3	1.6	(1.6)
Legal settlements	(.3)	–	2.5
Loss on sale of product line and related exit costs	10.5	–	–
Divestiture-related costs (1)	–	–	3.2

Other expense, net	$68.3	$68.2	$36.6

(1)	Represents only the portion allocated to continuing operations.

        Within our Pressure-sensitive Materials reportable segment, net sales to unaffiliated customers of the Materials product group were $4.06 billion, $4.33 billion, and $4.16 billion in 2015, 2014, and 2013, respectively, and net sales to unaffiliated customers of the Performance Tapes product group were $313.6 million, $332.5 million, and $293 million in 2015, 2014, and 2013, respectively.

        Revenues from continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the U.S. to unaffiliated customers are not a material factor in our business.

(In millions)	2015	2014	2013

Net sales to unaffiliated customers
U.S.	$1,546.8	$1,529.4	$1,537.6
Europe	1,753.0	2,074.4	1,958.4
Asia	1,924.0	1,914.2	1,823.5
Latin America	466.3	522.9	515.6
Other international	276.8	289.4	304.9

Net sales to unaffiliated customers	$5,966.9	$6,330.3	$6,140.0

        Property, plant and equipment, net, in our U.S. and international operations was as follows:

(In millions)	2015	2014	2013

Property, plant and equipment, net
U.S.	$263.4	$261.5	$279.6
International	584.5	613.8	642.9

Property, plant and equipment, net	$847.9	$875.3	$922.5